TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 0.0%(a)
	FIXED INCOME - 0.0%(a)
2	PIMCO High Yield Fund, Institutional Class	$ 14
2	Principal Funds Inc - High Income Fund, Institutional Class	12
		26

	TOTAL OPEN END FUNDS (Cost $27)	26

	SHORT-TERM INVESTMENTS — 100.0%
	MONEY MARKET FUNDS - 100.0%
672,054,415	FIFTH THIRD BANK SAFE TRUST, 0.02% (Cost $672,054,415)(b)	672,054,415

	TOTAL INVESTMENTS - 100.0% (Cost $672,054,442)	$ 672,054,441
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(a)	(282,632)
	NET ASSETS - 100.0%	$ 671,771,809

(a)	Percentage rounds to less than 0.1%.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2022.

TOEWS HEDGED OCEANA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares						Fair Value
SHORT-TERM INVESTMENTS — 99.1%
MONEY MARKET FUNDS - 99.1%
69,410,410	FIFTH THIRD BANK SAFE TRUST, 0.02% (Cost $69,410,410)(a)					$ 69,410,410

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.9%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CALL OPTIONS PURCHASED - 0.9%
325	S&P500 EMINI OPTN Mar22C ESH2C 4700 Index	EDF	03/18/2022	$ 4,700	$ 76,375,000	$ 625,625
TOTAL CALL OPTIONS PURCHASED (Cost - $454,487)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $454,487)					625,625

	TOTAL INVESTMENTS - 100.0% (Cost $69,864,897)					$ 70,036,035
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(c)					(3,635)
	NET ASSETS - 100.0%					$ 70,032,400

EDF	ED&F Man Capital Markets, Inc.

(a)	Rate disclosed is the seven day effective yield as of January 31, 2022.
(b)	Each contract is equivalent to 50 futures contract.
(c)	Percentage rounds to less than 0.1%.

TOEWS HEDGED U.S. FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares						Fair Value
SHORT-TERM INVESTMENTS — 99.1%
MONEY MARKET FUNDS - 99.1%
135,191,590	FIFTH THIRD BANK SAFE TRUST, 0.02% (Cost $135,191,590)(a)					$ 135,191,590

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.9%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CALL OPTIONS PURCHASED - 0.9%
635	S&P500 EMINI OPTN Mar22C ESH2C 4700 Index	EDF	03/18/2022	$ 4,700	$ 149,225,000	$ 1,222,375
TOTAL CALL OPTIONS PURCHASED (Cost - $887,997)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $887,997)					1,222,375

	TOTAL INVESTMENTS - 100.0% (Cost $136,079,587)					$ 136,413,965
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(c)					(25,856)
	NET ASSETS - 100.0%					$ 136,388,109

EDF	ED&F Man Capital Markets, Inc.

(a)	Rate disclosed is the seven day effective yield as of January 31, 2022.
(b)	Each contract is equivalent to 50 futures contract.
(c)	Percentage rounds to less than 0.1%.

TOEWS HEDGED U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares						Fair Value
SHORT-TERM INVESTMENTS — 99.6%
MONEY MARKET FUNDS - 99.6%
109,128,301	FIFTH THIRD BANK SAFE TRUST, 0.02% (Cost $109,128,301)(a)					$ 109,128,301

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.5%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CALL OPTIONS PURCHASED - 0.5%
1,000	Emin Russ 2000 Op Mar22C RTYH2C 2215 Index	EDF	03/18/2022	$ 2,215	$ 110,750,000	$ 495,000
TOTAL CALL OPTIONS PURCHASED (Cost - $952,355)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $952,355)					495,000

	TOTAL INVESTMENTS - 100.1% (Cost $110,080,656)					$ 109,623,301
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%					(84,770)
	NET ASSETS - 100.0%					$ 109,538,531

EDF	ED&F Man Capital Markets, Inc.

(a)	Rate disclosed is the seven day effective yield as of January 31, 2022.
(b)	Each contract is equivalent to 50 futures contract.

TOEWS UNCONSTRAINED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 100.1%
MONEY MARKET FUNDS - 100.1%
69,779,585	FIFTH THIRD BANK SAFE TRUST, 0.02% (Cost $69,779,585)(a)	$ 69,779,585

	TOTAL INVESTMENTS - 100.1% (Cost $69,779,585)	$ 69,779,585
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(62,278)
	NET ASSETS - 100.0%	$ 69,717,307

(a)	Rate disclosed is the seven day effective yield as of January 31, 2022.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6%
	AEROSPACE & DEFENSE - 3.8%
6,300	General Dynamics Corporation	$ 1,336,230
5,600	L3Harris Technologies, Inc.	1,172,024
3,400	Lockheed Martin Corporation	1,323,042
3,200	Northrop Grumman Corporation	1,183,680
		5,014,976
	BEVERAGES - 4.0%
19,700	Brown-Forman Corporation, Class B	1,328,371
21,800	Coca-Cola Company (The)	1,330,018
5,500	Constellation Brands, Inc., Class A	1,307,625
7,600	PepsiCo, Inc.	1,318,752
		5,284,766
	BIOTECH & PHARMA - 6.1%
9,700	AbbVie, Inc.	1,327,833
5,700	Amgen, Inc.	1,294,698
20,900	Bristol-Myers Squibb Company	1,356,201
18,900	Gilead Sciences, Inc.	1,298,052
7,800	Johnson & Johnson	1,343,862
6,700	Zoetis, Inc.	1,338,593
		7,959,239
	CHEMICALS - 3.9%
4,600	Air Products and Chemicals, Inc.	1,297,752
6,900	Ecolab, Inc.	1,307,205
4,100	Linde PLC	1,306,588
4,400	Sherwin-Williams Company (The)	1,260,644
		5,172,189
	COMMERCIAL SUPPORT SERVICES - 2.0%
10,400	Republic Services, Inc.	1,327,664
8,800	Waste Management, Inc.	1,323,872
		2,651,536
	CONTAINERS & PACKAGING - 2.1%
110,600	Amcor PLC	1,328,306
9,600	Packaging Corporation of America	1,446,048
		2,774,354

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	DIVERSIFIED INDUSTRIALS - 3.8%
7,500	3M Company	$ 1,245,150
7,600	Dover Corporation	1,291,316
6,400	Honeywell International, Inc.	1,308,672
5,600	Illinois Tool Works, Inc.	1,309,952
		5,155,090
	ELECTRIC UTILITIES - 18.3%
22,400	Alliant Energy Corporation	1,340,864
15,200	Ameren Corporation	1,348,848
14,700	American Electric Power Company, Inc.	1,328,880
20,900	CMS Energy Corporation	1,345,542
16,000	Consolidated Edison, Inc.	1,383,200
16,800	Dominion Energy, Inc.	1,355,088
11,000	DTE Energy Company	1,324,730
12,800	Duke Energy Corporation	1,344,768
20,700	Evergy, Inc.	1,344,672
15,400	Eversource Energy	1,378,146
23,500	Exelon Corporation	1,361,825
31,500	FirstEnergy Corporation	1,321,740
44,500	PPL Corporation	1,320,760
20,200	Public Service Enterprise Group, Inc.	1,343,906
9,700	Sempra Energy	1,340,152
19,500	Southern Company (The)	1,355,055
13,900	WEC Energy Group, Inc.	1,348,856
19,300	Xcel Energy, Inc.	1,344,438
		24,231,470
	ELECTRICAL EQUIPMENT - 2.0%
9,700	AMETEK, Inc.	1,326,669
3,000	Roper Technologies, Inc.	1,311,480
		2,638,149
	FOOD - 6.0%
37,200	Conagra Brands, Inc.	1,293,072
19,100	General Mills, Inc.	1,311,788
6,700	Hershey Company (The)	1,320,369
19,700	Kellogg Company	1,241,100

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	FOOD - 6.0% (Continued)
14,000	McCormick & Company, Inc.	$ 1,404,340
19,500	Mondelez International, Inc., Class A	1,307,085
		7,877,754
	GAS & WATER UTILITIES - 2.1%
12,500	Atmos Energy Corporation	1,340,250
47,700	NiSource, Inc.	1,391,886
		2,732,136
	HEALTH CARE FACILITIES & SERVICES - 1.0%
2,900	UnitedHealth Group, Inc.	1,370,453

	HOUSEHOLD PRODUCTS - 3.9%
12,800	Church & Dwight Company, Inc.	1,313,920
16,000	Colgate-Palmolive Company	1,319,200
9,400	Kimberly-Clark Corporation	1,293,910
8,200	Procter & Gamble Company (The)	1,315,690
		5,242,720
	INDUSTRIAL REIT - 2.0%
22,900	Duke Realty Corporation	1,323,162
8,500	Prologis, Inc.	1,332,970
		2,656,132
	INDUSTRIAL SUPPORT SERVICES - 1.0%
22,900	Fastenal Company	1,297,972

	INFRASTRUCTURE REIT - 2.0%
5,200	American Tower Corporation, A	1,307,800
7,100	Crown Castle International Corporation	1,295,821
		2,603,621
	INSTITUTIONAL FINANCIAL SERVICES - 3.0%
5,900	CME Group, Inc.	1,354,050
10,500	Intercontinental Exchange, Inc.	1,329,930
7,500	Nasdaq, Inc.	1,344,075
		4,028,055
	INSURANCE - 6.2%
20,800	Aflac, Inc.	1,306,656

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INSURANCE - 6.2% (Continued)
8,400	Arthur J Gallagher & Company	$ 1,326,696
10,500	Assurant, Inc.	1,601,355
4,200	Berkshire Hathaway, Inc., Class B(a)	1,314,684
19,800	Brown & Brown, Inc.	1,312,344
8,300	Marsh & McLennan Companies, Inc.	1,275,212
		8,136,947
	INTERNET MEDIA & SERVICES - 1.0%
6,100	VeriSign, Inc.(a)	1,324,798

	LEISURE FACILITIES & SERVICES - 2.0%
5,200	McDonald's Corporation	1,349,140
10,600	Yum! Brands, Inc.	1,326,802
		2,675,942
	MACHINERY - 1.0%
6,100	IDEX Corporation	1,314,184

	MEDICAL EQUIPMENT & DEVICES - 1.9%
15,300	Baxter International, Inc.	1,307,232
5,000	Becton Dickinson and Company	1,270,700
		2,577,932
	OFFICE REIT - 1.0%
6,800	Alexandria Real Estate Equities, Inc.	1,324,912

	RESIDENTIAL REIT - 3.9%
5,400	AvalonBay Communities, Inc.	1,318,842
14,700	Equity Residential	1,304,331
6,500	Mid-America Apartment Communities, Inc.	1,343,420
23,400	UDR, Inc.	1,330,056
		5,296,649
	RETAIL - CONSUMER STAPLES - 2.0%
2,700	Costco Wholesale Corporation	1,363,851
9,500	Walmart, Inc.	1,328,195
		2,692,046

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - DISCRETIONARY - 1.9%
3,500	Home Depot, Inc. (The)	$ 1,284,430
1,900	O'Reilly Automotive, Inc.(a)	1,238,325
		2,522,755
	RETAIL REIT - 1.0%
18,900	Realty Income Corporation	1,311,849

	SELF-STORAGE REIT - 1.0%
3,700	Public Storage	1,326,561

	TECHNOLOGY HARDWARE - 1.9%
23,200	Cisco Systems, Inc.	1,291,544
5,500	Motorola Solutions, Inc.	1,275,670
		2,567,214
	TECHNOLOGY SERVICES - 4.9%
3,700	Accenture PLC, Class A	1,308,246
6,000	Automatic Data Processing, Inc.	1,237,020
8,500	Broadridge Financial Solutions, Inc.	1,353,370
3,900	Moody's Corporation	1,337,700
10,900	Paychex, Inc.	1,283,584
		6,519,920
	TELECOMMUNICATIONS - 1.9%
49,200	AT&T, Inc.	1,254,600
24,600	Verizon Communications, Inc.	1,309,458
		2,564,058
	TOBACCO & CANNABIS - 1.0%
12,900	Philip Morris International, Inc.	1,326,765

	TOTAL COMMON STOCKS (Cost $133,928,768)	132,173,144

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 0.2%
	EQUITY - 0.2%
5,000	Invesco S&P 500 Low Volatility ETF	$ 326,750

	TOTAL EXCHANGE-TRADED FUNDS (Cost $322,625)	326,750

	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
308,484	FIFTH THIRD BANK SAFE TRUST, 0.02% (Cost $308,484)(b)	308,484

	TOTAL INVESTMENTS - 100.0% (Cost $134,559,877)	$ 132,808,378
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%(c)	7,830
	NET ASSETS - 100.0%	$ 132,816,208

ETF	- Exchange-Traded Fund
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2022.
(c)	Percentage rounds to less than 0.1%.